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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Wohl Capital Management
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Address:     2180 Sand Hill Road #400
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             Menlo Park, CA 94025
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 Form 13F File Number:     28-11704
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Wohl
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Title:     Portfolio Manger
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Phone:     (650) 233-1023
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Signature, Place, and Date of Signing:

   /s/ Daniel Wohl                   CA                      November 14, 2007
---------------------      ----------------------------      -----------------
    [Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        None
                                              -----------------------

Form 13F Information Table Entry Total:                     14
                                              -----------------------

Form 13F Information Table Value Total:         $17,193,123.29
                                              -----------------------
                                                    (thousands)


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                           FORM 13F INFORMATION TABLE

Column 1                           Column 2   Column 3  Column 4            Column 5        Column 6   Column 7       Column 8
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                                  Title of    Cusip       Value         Shr/Prn   SH   PUT   Investment   Other
Name Of Issuer                     Class      Number     [x$1000]        Amount   PRN  CALL  Discretion  Managers  Sole Shared Other
------------------------------------------------------------------------------------------------------------------------------------
BIDZ COM INC COM ISIN #US08883T2    COMM     08883T200     30,958.00      2,300.00 SH         Sole
COINMACH SVC CORP INCOME DEP SEC    COMM     19259W107    786,250.00     42,500.00 SH         Sole
DIALYSIS CORP AMER CL A             COMM     252529102    374,990.00     38,500.00 SH         Sole
FULL HOUSE RESORTS INC              COMM     359678109  1,268,025.00    397,500.00 SH         Sole
KMG AMER CORP                       COMM     482563103    252,186.08     42,599.00 SH         Sole
K V PHARMACEUTICAL CO CL A          COMM     482740206  4,933,500.00    172,500.00 SH         Sole
NTR ACQUISITION CO                  COMM     629415100    663,600.00     70,000.00 SH         Sole
NTR ACQ CO UNIT 1 COM & 1 WT EXP    EQUN     629415209  1,081,500.00    105,000.00 SH         Sole
PENFORD CORP                        COMM     707051108  4,598,721.40    121,982.00 SH         Sole
PINNACLE AIRL CORP                  COMM     723443107    160,200.00     10,000.00 SH         Sole
SHENANDOAH TELECOMM CO CDT COM      COMM     82312B106    389,177.60     17,885.00 SH         Sole
SPAN AMER MEDICAL SYS INC           COMM     846396109    148,520.00      7,900.00 SH         Sole
TRANSCEND SERVICES INC NEW          COMM     893929208  1,704,968.71    110,497.00 SH         Sole
UNIVERSAL PWR GROUP INC COM         COMM     913788105    800,526.50    173,650.00 SH         Sole
                                                       17,193,123.29